Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Collection Period Start	1-Aug-17	Distribution Date	15-Sep-17
Collection Period End	31-Aug-17	30/360 Days	30
Beg. of Interest Period	15-Aug-17	Actual/360 Days	31
End of Interest Period	15-Sep-17

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	1,085,976,225.34	1,052,708,803.35	0.7756704
Total Securities		1,357,159,875.53	1,085,976,225.34	1,052,708,803.35	0.7756704
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	269,030,151.73	245,711,865.29	0.6552316
Class A-2b Notes	1.506670%	160,000,000.00	114,786,198.08	104,837,062.53	0.6552316
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	23,318,286.44	282,481.66	62.1820972	0.7532844
Class A-2b Notes	9,949,135.55	148,924.79	62.1820972	0.9307799
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,267,421.99	1,046,548.12

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

I. COLLECTIONS
Lease Payments: ( Lease SUBI)
Monthly Principal	15,788,333.25
Monthly Interest	4,971,795.06

Total Monthly Payments	20,760,128.31
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	566,027.75
Aggregate Sales Proceeds Advance	6,856,047.58

Total Advances	7,422,075.33
Vehicle Disposition Proceeds:
Reallocation Payments	10,860,393.77
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	7,772,552.31
Excess Wear and Tear and Excess Mileage	47,057.01
Remaining Payoffs	0.00
Net Insurance Proceeds	1,445,102.04
Residual Value Surplus	245,070.55

Total Collections	48,552,379.32

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		10,171,839.77			698
Involuntary Repossession		337,644.00			21
Voluntary Repossession		328,806.00			21
Full Termination		—			—
Bankruptcy		22,104.00			1
Insurance Payoff			1,424,388.77		75
Customer Payoff				79,546.01	3
Grounding Dealer Payoff				3,731,824.30	160
Dealer Purchase				2,645,019.75	113

Total		10,860,393.77	1,424,388.77	6,456,390.06	1,092

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	60,062	1,306,477,997.71	7.00000%	1,085,976,225.34
Total Depreciation Received		(18,473,135.12)		(14,312,192.97)
Principal Amount of Gross Losses	(138)	(2,923,050.42)		(2,453,212.75)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(541)	(9,243,635.51)		(7,531,433.35)
Scheduled Terminations	(460)	(10,200,513.45)		(8,970,582.92)

Pool Balance—End of Period	58,923	1,265,637,663.21		1,052,708,803.35
Remaining Pool Balance
Lease Payment				270,524,212.73
Residual Value				782,184,590.62

Total				1,052,708,803.35

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

III. DISTRIBUTIONS

Total Collections	48,552,379.32
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	48,552,379.32
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	696,431.98
3. Reimbursement of Sales Proceeds Advance	6,284,357.18
4. Servicing Fee:
Servicing Fee Due	904,980.19
Servicing Fee Paid	904,980.19
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	7,885,769.35
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	282,481.66
Class A-2a Notes Monthly Interest Paid	282,481.66
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	148,924.79
Class A-2b Notes Monthly Interest Paid	148,924.79
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,046,548.12
Total Note and Certificate Monthly Interest Paid	1,046,548.12
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	39,620,061.85
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,267,421.99
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	33,267,421.99
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,352,639.86

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,785,799.38
Required Reserve Account Amount		20,357,398.13
Beginning Reserve Account Balance		20,357,398.13
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,357,398.13
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,352,639.86
Gross Reserve Account Balance		26,710,037.99
Remaining Available Collections Released to Seller		6,352,639.86
Total Ending Reserve Account Balance		20,357,398.13

V. POOL STATISTICS

Weighted Average Remaining Maturity		14.22
Monthly Prepayment Speed		105%
Lifetime Prepayment Speed		73%

	$	units
Recoveries of Defaulted and Casualty Receivables	2,227,997.14
Securitization Value of Defaulted Receivables and Casualty Receivables	2,453,212.75	138
Aggregate Defaulted and Casualty Gain (Loss)	(225,215.61)
Pool Balance at Beginning of Collection Period	1,085,976,225.34
Net Loss Ratio
Current Collection Period	-0.0207%
Preceding Collection Period	0.0158%
Second Preceding Collection Period	-0.0228%
Third Preceding Collection Period	-0.0285%
Cumulative Net Losses for all Periods	0.1539%	2,088,375.36

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.73%	7,977,992.54	433
61-90 Days Delinquent	0.23%	2,508,958.17	144
91-120+ Days Delinquent	0.05%	565,151.25	35
More than 120 Days	0.01%	72,520.90	4

Total Delinquent Receivables:	1.02%	11,124,622.86	616

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.30%
Preceding Collection Period		0.26%	0.24%
Second Preceding Collection Period		0.20%	0.20%
Third Preceding Collection Period		0.17%	0.17%
60 Day Delinquent Receivables		3,411,069.51
Delinquency Percentage		0.31%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		10,171,839.77	698
Securitization Value		10,682,184.94	698

Aggregate Residual Gain (Loss)		(510,345.17)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		41,096,110.38	2,753
Cumulative Securitization Value		44,730,450.80	2,753

Cumulative Residual Gain (Loss)		(3,634,340.42)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			9,019,884.81
Reimbursement of Outstanding Advance			6,284,357.18
Additional Advances for current period			6,856,047.58

Ending Balance of Residual Advance			9,591,575.21

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Beginning Balance of Payment Advance	1,828,925.03
Reimbursement of Outstanding Payment Advance	696,431.98
Additional Payment Advances for current period	566,027.75

Ending Balance of Payment Advance	1,698,520.80

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO
4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO
5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO
6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO